Quarterly Holdings Report
for

Fidelity® Series Government Bond Index Fund

May 31, 2020

XGB-QTLY-0720
1.9891228.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 95.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.625% 4/22/25	$814,000	$818,279
1.25% 8/17/21	181,000	183,349
1.875% 9/24/26	674,000	723,427
2% 10/5/22	5,000	5,208
2.125% 4/24/26	221,000	240,253
2.5% 2/5/24	690,000	745,692
5.625% 7/15/37	163,000	261,158
6.25% 5/15/29	71,000	102,541
7.125% 1/15/30	6,000	9,360
Freddie Mac:
1.125% 8/12/21	1,119,000	1,131,331
2.75% 6/19/23	11,000	11,837
6.25% 7/15/32	585,000	922,214
6.75% 9/15/29	185,000	279,487
		5,434,136
U.S. Treasury Obligations - 93.1%
U.S. Treasury Bonds:
1.25% 5/15/50	1,051,000	1,007,318
2% 2/15/50	2,125,000	2,429,224
2.25% 8/15/49	1,447,000	1,735,722
2.375% 11/15/49	175,000	215,660
2.5% 2/15/45	10,000	12,307
2.75% 8/15/47	43,000	56,068
2.875% 5/15/43	10,000	13,029
2.875% 8/15/45	66,000	86,811
2.875% 11/15/46	3,005,000	3,988,551
2.875% 5/15/49	391,000	527,661
3% 5/15/42	158,000	209,757
3% 11/15/44	135,000	180,410
3% 5/15/45	303,000	406,056
3% 11/15/45	982,000	1,320,905
3% 2/15/47	1,473,000	2,002,647
3% 5/15/47	808,000	1,099,101
3% 2/15/48	636,000	868,985
3% 8/15/48	519,000	712,246
3% 2/15/49	420,000	578,402
3.125% 2/15/43	137,000	185,218
3.125% 8/15/44	233,000	317,162
3.125% 5/15/48	370,000	517,480
3.375% 5/15/44	2,217,000	3,128,914
3.375% 11/15/48	2,290,000	3,357,891
3.625% 8/15/43	81,000	118,010
3.625% 2/15/44	600,000	876,773
3.75% 8/15/41	1,346,000	1,977,095
3.75% 11/15/43	6,209,000	9,224,002
3.875% 8/15/40	2,071,000	3,081,260
4.25% 11/15/40	92,000	143,560
4.5% 2/15/36	33,000	50,521
4.625% 2/15/40	189,000	306,173
4.75% 2/15/41	12,000	19,860
5% 5/15/37	13,000	21,333
5.25% 11/15/28	5,000	6,939
6.125% 8/15/29	443,000	663,462
U.S. Treasury Notes:
0.25% 4/15/23	2,872,000	2,877,385
0.375% 3/31/22	8,959,000	8,992,596
0.5% 3/15/23	95,000	95,835
0.625% 3/31/27	1,366,000	1,378,433
1.125% 2/28/22	2,265,000	2,302,603
1.25% 7/31/23	624,000	644,621
1.25% 8/31/24	2,759,000	2,874,318
1.375% 2/15/23	687,000	709,193
1.375% 8/31/26	3,658,000	3,867,335
1.5% 9/30/21	8,734,000	8,885,821
1.5% 8/15/22	2,743,000	2,823,147
1.5% 9/15/22	5,088,000	5,242,230
1.5% 1/15/23	3,496,000	3,616,585
1.5% 9/30/24	1,066,000	1,122,506
1.5% 10/31/24	641,000	675,454
1.5% 11/30/24	714,000	753,214
1.5% 8/15/26	192,000	204,390
1.5% 2/15/30	2,301,000	2,487,237
1.625% 8/31/22	585,000	603,967
1.625% 11/15/22	211,000	218,467
1.625% 12/15/22	4,336,000	4,495,213
1.625% 2/15/26	10,000	10,692
1.625% 5/15/26	222,000	237,713
1.625% 9/30/26	199,000	213,575
1.625% 8/15/29	1,393,000	1,519,785
1.75% 11/30/21	72,000	73,690
1.75% 6/30/22	207,000	213,784
1.75% 7/15/22	2,004,000	2,070,774
1.75% 1/31/23	2,671,000	2,782,118
1.75% 6/30/24	1,098,000	1,164,824
1.75% 7/31/24	720,000	764,466
1.75% 12/31/24	1,000	1,067
1.75% 11/15/29	518,000	571,783
1.875% 7/31/26	105,000	114,179
2% 11/15/21	223,000	228,897
2% 7/31/22	198,000	205,827
2% 10/31/22	1,355,000	1,414,440
2% 11/30/22	242,000	252,956
2% 5/31/24	1,618,000	1,730,691
2% 2/15/25	56,000	60,449
2% 8/15/25	422,000	458,051
2% 11/15/26	2,583,000	2,835,347
2.125% 5/15/22	655,000	679,921
2.125% 12/31/22	69,000	72,447
2.125% 3/31/24	2,417,000	2,590,816
2.125% 5/15/25	734,000	799,085
2.25% 4/15/22	3,309,000	3,436,836
2.25% 4/30/24	2,642,000	2,848,406
2.25% 11/15/24	196,000	213,089
2.25% 12/31/24	24,000	26,137
2.25% 2/15/27	1,829,000	2,043,336
2.25% 8/15/27	1,597,000	1,794,754
2.25% 11/15/27	1,198,000	1,349,949
2.375% 3/15/22	1,508,000	1,567,260
2.375% 1/31/23	92,000	97,358
2.375% 2/29/24	6,467,000	6,983,602
2.375% 8/15/24	200,000	217,648
2.375% 4/30/26	626,000	697,721
2.375% 5/15/27	2,224,000	2,511,122
2.375% 5/15/29	667,000	770,046
2.5% 1/15/22	191,000	198,177
2.5% 2/15/22	3,361,000	3,493,865
2.5% 3/31/23	67,000	71,368
2.5% 1/31/24	308,000	333,506
2.5% 5/15/24	200,000	217,711
2.5% 2/28/26	1,670,000	1,869,226
2.625% 12/15/21	259,000	268,702
2.625% 2/28/23	122,000	130,159
2.625% 6/30/23	4,568,000	4,907,745
2.625% 12/31/23	223,000	242,086
2.625% 3/31/25	1,463,000	1,625,702
2.625% 12/31/25	1,867,000	2,097,968
2.625% 1/31/26	998,000	1,122,867
2.625% 2/15/29	994,000	1,165,659
2.75% 8/15/21	31,000	31,954
2.75% 9/15/21	58,000	59,908
2.75% 5/31/23	237,000	255,043
2.75% 7/31/23	425,000	459,166
2.75% 8/31/23	23,000	24,892
2.75% 11/15/23	202,000	219,628
2.75% 2/28/25	40,000	44,609
2.75% 6/30/25	1,403,000	1,573,826
2.75% 8/31/25	17,000	19,119
2.75% 2/15/28	1,629,000	1,901,985
2.875% 10/15/21	348,000	360,846
2.875% 11/15/21	399,000	414,570
2.875% 9/30/23	17,000	18,503
2.875% 10/31/23	36,000	39,261
2.875% 11/30/23	1,090,000	1,190,868
2.875% 4/30/25	4,817,000	5,419,313
2.875% 5/31/25	104,000	117,179
2.875% 7/31/25	3,667,000	4,142,421
2.875% 11/30/25	629,000	714,554
2.875% 5/15/28	99,000	116,963
2.875% 8/15/28	2,812,000	3,333,868
3% 9/30/25	29,000	33,053
3% 10/31/25	3,689,000	4,209,495
3.125% 11/15/28	2,375,000	2,874,678
		187,262,147
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $178,819,033)		192,696,283
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.11% (a)
(Cost $6,205,902)	6,204,661	6,205,902
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $185,024,935)		198,902,185
NET OTHER ASSETS (LIABILITIES) - 1.1%		2,142,757
NET ASSETS - 100%		$201,044,942

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,756
Total	$22,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similarfactors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may beLevel 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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